Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2045 Portfolio℠
September 30, 2024
VF-2045-NPRT3-1124
1.903285.115
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	244,645	2,294,773
Fidelity International Bond Index Fund (a)	4,178	39,269
Fidelity Long-Term Treasury Bond Index Fund (a)	1,035,635	10,501,343
VIP High Income Portfolio - Initial Class (a)	106,451	530,126
TOTAL BOND FUNDS (Cost $14,215,130)		13,365,511

Domestic Equity Funds - 50.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	279,105	17,530,614
VIP Equity-Income Portfolio - Initial Class (a)	483,579	14,164,024
VIP Growth & Income Portfolio - Initial Class (a)	599,469	19,506,735
VIP Growth Portfolio - Initial Class (a)	247,894	29,048,278
VIP Mid Cap Portfolio - Initial Class (a)	105,734	4,466,209
VIP Value Portfolio - Initial Class (a)	471,150	9,903,572
VIP Value Strategies Portfolio - Initial Class (a)	270,339	4,901,241
TOTAL DOMESTIC EQUITY FUNDS (Cost $69,675,241)		99,520,673

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,161,876	27,326,111
VIP Overseas Portfolio - Initial Class (a)	1,893,358	55,948,730
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $67,457,615)		83,274,841

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $151,347,986)	196,161,025
NET OTHER ASSETS (LIABILITIES) - 0.0%	(28,500)
NET ASSETS - 100.0%	196,132,525

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	89,078	89,078	14	-	-	-	0.0%
Total	-	89,078	89,078	14	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,290,282	865,212	1,941,116	25,337	(182,171)	262,566	2,294,773
Fidelity International Bond Index Fund	844,505	244,360	1,048,329	5,726	(23,435)	22,168	39,269
Fidelity Long-Term Treasury Bond Index Fund	9,398,932	4,555,595	3,512,543	262,601	(149,828)	209,187	10,501,343
VIP Contrafund Portfolio - Initial Class	13,090,234	3,602,893	2,957,864	51,873	152,877	3,642,474	17,530,614
VIP Emerging Markets Portfolio - Initial Class	19,954,035	7,336,955	4,337,843	17,414	211,908	4,161,056	27,326,111
VIP Equity-Income Portfolio - Initial Class	10,614,544	3,758,347	2,277,861	59,886	56,515	2,012,479	14,164,024
VIP Government Money Market Portfolio - Initial Class	-	338,548	338,548	1,460	-	-	-
VIP Growth & Income Portfolio - Initial Class	14,591,079	4,263,524	2,469,803	97,012	13,505	3,108,430	19,506,735
VIP Growth Portfolio - Initial Class	21,678,993	6,305,666	4,605,162	318,193	193,064	5,475,717	29,048,278
VIP High Income Portfolio - Initial Class	415,899	136,642	60,628	180	600	37,613	530,126
VIP Investment Grade Bond II Portfolio - Initial Class	2,843,761	668,782	3,480,646	566	(25,287)	(6,610)	-
VIP Mid Cap Portfolio - Initial Class	3,322,636	1,182,090	629,720	62,286	25,017	566,186	4,466,209
VIP Overseas Portfolio - Initial Class	42,622,150	12,600,337	5,862,055	164,280	151,039	6,437,259	55,948,730
VIP Value Portfolio - Initial Class	7,403,843	2,973,125	1,367,645	161,795	20,846	873,403	9,903,572
VIP Value Strategies Portfolio - Initial Class	3,664,004	1,523,360	718,080	52,017	19,891	412,066	4,901,241
	153,734,897	50,355,436	35,607,843	1,280,626	464,541	27,213,994	196,161,025

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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